Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

15. CASH AND CASH EQUIVALENTS

As at December 31,	2022	2021
Cash	3,195	2,366
Short-Term Investments	1,329	507
	4,524	2,873